Accounts Receivable, net	12 Months Ended
Dec. 31, 2021
Accounts Receivable, net
Accounts Receivable, net

5. Accounts Receivable, net

Accounts receivable, net consists of the following:

	December 31,	December 31,
	2020	2021
	RMB’000	RMB’000

Accounts receivable	429,049	302,200
Less: allowance for credit losses	(124,204)	(122,039)
Accounts receivable, net	304,845	180,161

Accounts receivable are generally non-interest bearing and are on terms between 90 to 270 days. In some cases, these terms are extended for certain qualifying long-term customers who have met specific credit requirements.

As of December 31, 2021, accounts receivable amounted to RMB 129.4 million has been derived from providing financing to the customer in connection with the advertisement agent services that mentioned in Note 2 (m)(II)(iv). There were no such accounts receivable as of December 31, 2020.

The movements in the allowance for credit losses are as follows:

	For the year ended
	December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000

Balance at beginning of the year	(2,070)	(11,413)	(124,204)
Additional allowance for credit losses, net of recoveries	(9,504)	(125,563)	(8,681)
Write-offs	161	12,772	10,846
Balance at end of the year	(11,413)	(124,204)	(122,039)